Trade Accounts Receivables, Net - Summary Of Unbilled Receivables At Fair Values And Carrying Amount Explanatory (Detail) - Unbilled Receivables Concessions [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Carrying amount	S/ 590,092	S/ 579,765
Fair value	783,643	696,665
Tren Urbano de Lima S.A.[member]
Statement [line items]
Carrying amount	590,092	579,765
Fair value	S/ 783,643	S/ 696,665